Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Goodwill [Line Items]
Balance as of December 31, 2015	¥ 133,474		¥ 133,474
Eliminated on disposal of a subsidiary	162,211		16,940
Balance as of December 31, 2016	122,077	$ 17,583	133,474
Agency segment [Member] | Goodwill [Member]
Goodwill [Line Items]
Balance as of December 31, 2015	133,474
Eliminated on disposal of a subsidiary	(11,397)
Balance as of December 31, 2016	¥ 122,077		¥ 133,474